Warrant Liability - Schedule of Roll-forward of the Warrant Liability (Details) - Warrant [Member] $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Class of Warrant or Right [Line Items]
Balance at December 31, 2023	$ (268)
Issuance of new warrants	(117,055)
Change in fair value of outstanding warrants	76,362
Balance at June 30, 2024	$ (40,961)